ISSUANCE OF DEBT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
ISSUANCE OF DEBT SECURITIES
Summary of issuance of simple negotiable debt securities

Issuer	Authorized amount (*)	Tyope of Negotiable Debt securities	Program Term	Date of approval by Assembly/Board of Directors	CNV Approval
Banco Supervielle S.A	Thousands of U$S 1.000.000	Simples, no convertible into sheres	5 years	09/22/2016, 3/06/2018, 4/26/2021 And 4/28/2025

- Creation of the Program authorized by Resolution No. 18,376 of November 24, 2016.

- Increase in the Program amount and modification of certain terms and conditions authorized by Resolution No. RESFC-2018-19470-APN-DIR#CNV of April 16, 2018.

- Reduction of the maximum Program amount and extension of the term authorized by Provision No. DI-2021-39-APN-GE#CNV of July 20, 2021.

- Increase in the Program amount authorized by Provision No. DI-2025-86-APN-GE#CNV of May 21, 2025, of the CNV.

Banco Supervielle S.A.
ISSUANCE OF DEBT SECURITIES
Summary of Outstanding obligations

								Book Value
Issuance date	Currency	Class	Amount	Amortization	Term Due	Maturity date	Annual Interest Rate	12/31/2025	12/31/2024
8/2/2024	$	H	20,877,777	On maturity	12 months	8/2/2025	Variable Badlar rate of private banks + 5.25%	—	26,477,080
11/28/2024	u$s	I	30,000	On maturity	6 months	05/28/2025	Nominal annual fixed interest rate of 4.70%	—	40,820,459
2/7/2025	$	L	50,974,086	On maturity	12 months	2/7/2026	Variable Tamar rate of private banks + 2.75%	39,796,296	-
3/7/2025	$	M	30,580,000	On maturity	12 months	3/7/2026	Variable Tamar rate of private banks + 2.75%	25,516,244	-
6/12/2025	u$s	Q	6,934	On maturity	12 months	6/12/2026	Nominal annual fixed interest rate of 6%	10,131,353	-
6/12/2025	$	R	25,354,981	On maturity	12 months	6/12/2026	Variable Tamar rate of private banks + 3.25%	27,767,477	-
8/26/2025	u$s	S	19,400	On maturity	12 months	8/26/2026	Nominal annual fixed interest rate of 6.75%	24,324,239	-
8/26/2025	u$s	T	5,013	On maturity	24 months	8/26/2027	Nominal annual fixed interest rate of 8%	7,488,616	-
12/4/2025	u$s	U	27,407	On maturity	12 months	12/4/2026	Nominal annual fixed interest rate of 6.25%	39,842,173	-
								174,866,398	67,297,539